Leases - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Leases [Abstract]
Weighted average remaining lease term for operating lease	8 years 3 months 18 days	8 years 3 months 18 days	9 years 8 months 12 days
Weighted average discount rate for operating lease	6.18%	6.18%	6.36%
Operating lease cost	¥ 65,641	$ 10,301	¥ 52,890
Short-term lease cost	¥ 11,317	$ 1,776	¥ 3,036